Quarterly Report
September 30, 2022
Elfun Trusts

Elfun Trusts
Quarterly Report
September 30, 2022

Page
Schedule of Investments	1
Notes to Schedule of Investments	3

Elfun Trusts
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of Shares	Fair Value
Common Stock - 95.9% †
Apparel Retail - 1.6%
Ross Stores Inc.	554,100	$46,694,007
Application Software - 2.1%
Salesforce Inc. (a)	422,749	60,808,216
Biotechnology - 1.7%
Vertex Pharmaceuticals Inc. (a)	166,142	48,104,755
Cable & Satellite - 1.0%
Charter Communications Inc., Class A (a)	90,300	27,392,505
Data Processing & Outsourced Services - 7.1%
Fidelity National Information Services Inc.	653,249	49,366,027
Mastercard Inc., Class A	283,300	80,553,522
Visa Inc., Class A	403,300	71,646,245
		201,565,794
Diversified Banks - 1.0%
JPMorgan Chase & Co.	273,821	28,614,295
Electric Utilities - 2.4%
NextEra Energy Inc.	867,900	68,052,039
Financial Exchanges & Data - 1.9%
S&P Global Inc.	178,600	54,535,510
Healthcare Equipment - 2.9%
Boston Scientific Corp. (a)	1,474,703	57,115,247
IDEXX Laboratories Inc. (a)	77,300	25,184,340
		82,299,587
Home Improvement Retail - 1.6%
Lowe's Companies Inc.	236,149	44,351,144
Hotels, Resorts & Cruise Lines - 1.1%
Marriott International Inc., Class A	224,400	31,447,416
Industrial Conglomerates - 2.3%
Honeywell International Inc.	385,200	64,316,844
Industrial Gases - 1.3%
Air Products & Chemicals Inc.	163,300	38,004,809
Industrial Machinery - 2.4%
Parker-Hannifin Corp.	281,400	68,186,034
Interactive Media & Services - 8.1%
Alphabet Inc., Class C (a)	1,144,000	109,995,600
Alphabet Inc., Class A (a)	586,000	56,050,900
Meta Platforms Inc., Class A (a)	465,492	63,157,955
		229,204,455
Internet & Direct Marketing Retail - 5.0%
Amazon.com Inc. (a)	1,263,500	142,775,500
Investment Banking & Brokerage - 2.5%
The Charles Schwab Corp.	978,100	70,296,047
Life Sciences Tools & Services - 2.0%
IQVIA Holdings Inc. (a)	306,900	55,591,866
Managed Healthcare - 3.6%
UnitedHealth Group Inc.	201,856	101,945,354
	Number of Shares	Fair Value
Oil & Gas Exploration & Production - 4.8%
ConocoPhillips	1,338,900	$137,023,026
Packaged Foods & Meats - 2.1%
Mondelez International Inc., Class A	1,112,983	61,024,858
Pharmaceuticals - 6.7%
Johnson & Johnson	671,200	109,647,232
Merck & Company Inc.	922,976	79,486,693
		189,133,925
Property & Casualty Insurance - 2.3%
Chubb Ltd.	363,200	66,058,816
Regional Banks - 3.8%
First Republic Bank	485,500	63,382,025
SVB Financial Group (a)	135,000	45,330,300
		108,712,325
Semiconductor Equipment - 1.6%
Applied Materials Inc.	557,600	45,684,168
Semiconductors - 4.4%
Advanced Micro Devices Inc. (a)	881,900	55,877,184
QUALCOMM Inc.	620,600	70,115,388
		125,992,572
Specialized REITs - 2.5%
American Tower Corp.	327,829	70,384,886
Systems Software - 7.7%
Microsoft Corp.	878,035	204,494,351
ServiceNow Inc. (a)	35,300	13,329,633
		217,823,984
Technology Hardware, Storage & Peripherals - 5.7%
Apple Inc.	1,181,000	163,214,200
Trading Companies & Distributors - 2.3%
United Rentals Inc. (a)	242,667	65,549,210
Trucking - 0.4%
Lyft Inc., Class A (a)	942,100	12,407,457
Total Common Stock (Cost $1,859,563,960)		2,727,195,604
Short-Term Investments - 4.0%
State Street Institutional Treasury Money Market Fund - Premier Class 2.47% (b)(c)	56,686,208	56,686,208
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.98% (b)(c)	56,185,529	56,185,529
Total Short-Term Investments (Cost $112,871,737)		112,871,737
Total Investments (Cost $1,972,435,697)		2,840,067,341
Other Assets and Liabilities, net - 0.1%		2,997,720
NET ASSETS - 100.0%		$2,843,065,061

See Notes to Schedule of Investments.
Elfun Trusts	1

Elfun Trusts
Schedule of Investments
September 30, 2022 (Unaudited)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2022.

Abbreviations:
REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2022:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$2,727,195,604	$—	$—	$2,727,195,604
Short-Term Investments	112,871,737	—	—	112,871,737
Total Investments in Securities	$2,840,067,341	$—	$—	$2,840,067,341

Affiliate Table

	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	7,320,718	$7,320,718	$193,530,918	$144,165,428	$—	$—	56,686,208	$56,686,208	$280,419
State Street Institutional U.S. Government Money Market Fund - Class G Shares	6,984,701	6,984,701	193,366,255	144,165,427	—	—	56,185,529	56,185,529	318,831
TOTAL		$14,305,419	$386,897,173	$288,330,855	$—	$—		$112,871,737	$599,250
See Notes to Schedule of Investments.
2	Elfun Trusts

Elfun Trusts
Notes to Schedule of Investments
September 30, 2022 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2022 is disclosed in the Fund’s Schedule of Investments.
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